SHARE-BASED COMPENSATION (Black-Scholes option pricing model for the stock option grants) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) year	Jan. 01, 2017 CAD year
Share-based Payment Arrangements [Abstract]
Exercise price (in CAD per share)	$ 29.01	CAD 33.01
Risk-free interest rate	1.90%	0.66%
Expected volatility	20.78%	21.85%
Expected life	4.63	4.63
Expected dividend yield	1.29%	1.27%